Financial instruments: classification - Reverse repos and repos (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Bank deposits
Financial instruments
Repos	£ 7,912	£ 6,470
Customer deposits
Financial instruments
Repos	14,541	5,167
Trading liabilities
Financial instruments
Repos	19,389	19,036
Trading assets
Financial instruments
Reverse repos	20,742	19,404
Loans to banks - amortised cost
Financial instruments
Reverse repos	189	153
Loans to customers - amortised cost
Financial instruments
Reverse repos	£ 25,962	£ 25,011